Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0001804745
Registrant Name	DRIVEN BRANDS HOLDINGS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES